FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 50,274	$ 10,436	$ 979,634
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	$ 33,058,050	$ 237,987,893	$ 234,604,006